SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

As of December 31, 2024, the Group’s short-term investments consisted of Right Time Third Fund SP, was issued by a private fund with variable returns indexed to the performance of underlying assets. The investment can be redeemed at any time after the 7 months lock-up period. Fair value is estimated according to the net asset value provided by the private fund based on the fair value of its underlying investments (e.g., principal, interest income) minus operational expenses (e.g., legal fees, administrative costs). The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurement.

	As of December 31,
	2023	2024
Fund	$-	$3,000,000
Fair value change	-	(4,393)
Total short-term investments	$-	$2,995,607

In December 2024, the Group paid $3,000,000 in cash to invest in private investment fund of Right Time SPC. During the year ended December 31, 2024, the Group recognized a fair value loss of $4,393.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)